Note 1 - Summary of Significant Accounting Policies - Summary of Inventory by Product Group (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Prime Coil Inventory [Member]
Raw materials	$ 120,763	$ 85,865
Non-standard Coil Inventory [Member]
Raw materials	31,068	15,737
Tubular Inventory [Member]
Raw materials	9,441	7,055
Finished goods	$ 10,951	$ 5,032